DERIVATIVES (SCHEDULE PRE-TAX GAINS (LOSSES) RECOGNIZED IN NET INCOME FOR DERIVATIVE INSTRUMENTS) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (12.4)	$ 230.1	$ 7.7
Investment Income [Member] | Equity Swap [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	69.5	177.5	25.5
Investment Income [Member] | Embedded Derivative Financial Instruments [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(1.4)	3.7	(2.4)
Gain (Loss) on Investments [Member] | Interest Rate Contract [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(7.0)	(0.4)	(0.2)
Insurance Policy Benefits [Member] | Embedded Derivative Financial Instruments [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (73.5)	$ 49.3	$ (15.2)